CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JULY 20, 2016,

TO THE PROSPECTUS DATED JANUARY 1, 2016, AS RESTATED MARCH 1, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

LARGE CAP EQUITY FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 2 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses**	0.68%
Waiver Amount***	0.21%
Net Annual Fund Operating Expense	0.47%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

SMALL-MID CAP EQUITY FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 5 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.80%
Distribution (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses**	0.93%
Waiver Amount***	0.29%
Net Annual Fund Operating Expense	0.64%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

INTERNATIONAL EQUITY FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 8 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses**	0.81%
Waiver Amount***	0.18%
Net Annual Fund Operating Expense	0.63%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees as of August 1st 2016. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

EMERGING MARKETS EQUITY FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 11 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.90%
Distribution (12b-1) Fees	None
Other Expenses	0.18%
Total Annual Fund Operating Expenses**	1.08%
Waiver Amount***	0.27%
Net Annual Fund Operating Expense	0.81%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees as of August 1st 2016. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

CORE FIXED INCOME FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 14 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses**	0.54%
Waiver Amount***	0.02%
Net Annual Fund Operating Expense	0.52%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

HIGH YIELD FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 18 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses**	0.90%
Waiver Amount***	0.20%
Net Annual Fund Operating Expense	0.70%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub- advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

INTERNATIONAL FIXED INCOME FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 21 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.37%
Total Annual Fund Operating Expenses**	0.87%
Waiver Amount***	0.05%
Net Annual Fund Operating Expense	0.82%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

MUNICIPAL BOND FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 25 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses**	0.66%
Waiver Amount***	0.00%
Net Annual Fund Operating Expense	0.66%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

INFLATION LINKED FIXED INCOME FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 28 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses**	0.63%
Waiver Amount***	0.05%
Net Annual Fund Operating Expense	0.58%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

ULTRA-SHORT TERM FIXED INCOME FUND

Effective immediately, the following replaces the Fund fees and expenses section on page 31 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses**	0.60%
Waiver Amount***	0.05%
Net Annual Fund Operating Expense	0.55%

*	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
**	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
***	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

LARGE CAP EQUITY FUND

Effective immediately, the following replaces the disclosure related to the Large Cap Equity Fund in the How the Sub-advisers select the Fund’s Investments section beginning on page 34 of the Prospectus:

Wedgewood Partners, Inc. (“Wedgewood”) seeks long-term capital appreciation by investing in equity securities of large capitalization companies that Wedgewood believes have above-average growth prospects. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. The portion of the Fund sub-advised by Wedgewood is non-diversified and invests in a limited number of companies, generally holding securities of approximately 20 companies. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside of the U.S. Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today’s economy. Wedgewood invests for the long-term, and expects to hold securities, in many cases, for more than 5 years. The percentage of the Fund’s assets allocated to Wedgewood is 10%.

EMERGING MARKETS EQUITY FUND

Effective July 20, 2016, Van Eck Associates Corporation (“VanEck”) will commence as a new investment sub-adviser to the Emerging Markets Equity Fund.

Effective July 20, 2016, the target sub-adviser investment allocations of the Emerging Markets Equity Fund is a 63% allocation to Lazard Asset Management LLC, 13% allocation to Van Eck Associates Corporation, and 24% allocation to Vontobel Asset Management.

Effective July 20, 2016, the following is added to the disclosure related to the Emerging Markets Equity Fund in the Sub-advisers and portfolio managers chart on page 13 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
David Semple — VanEck	2016
Angus Shillington — VanEck	2016

Effective July 20, 2016, the following replaces the disclosure related to the Emerging Markets Equity Fund in the How the Sub-advisers select the Fund’s Investments section on page 38 of the Prospectus:

Van Eck Associates Corporation (“VanEck”) seeks long-term capital appreciation by investing primarily in securities of companies that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. VanEck has broad discretion to identify countries that it considers to qualify as emerging markets. Van Eck selects emerging market countries that the Fund will invest in based on VanEck’s evaluation of economic fundamentals, legal structure, political developments and other specific factors VanEck believes to be relevant. Utilizing qualitative and quantitative measures, the Strategy’s portfolio manager seeks to invest in reasonably-priced companies that have strong structural growth potential. The Portfolio Manager seeks attractive investment opportunities in all areas of emerging markets, and utilizes a flexible investment approach across all market capitalizations. The Strategy’s holdings may include issues denominated in currencies of emerging market countries, investment companies (like country funds) that invest in emerging market countries, and American Depositary Receipts, and similar types of investments, representing emerging market securities. The percentage of the Fund’s assets allocated to VanEck is 13%.

Effective July 20, 2016, the following is added to the disclosure for the Emerging Markets Equity Fund in the Fund management section under the heading The Sub-advisers on page 58 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Emerging Markets Equity Fund	Van Eck Associates Corporation (“VanEck”) 666 Third Avenue New York, NY 10017	13%	David Semple Portfolio Manager (2002-present), Mr. Semple is the Portfolio Manager of the strategy, responsible for asset allocation and stock selection in global emerging markets.	2016
			Angus Shillington Deputy Portfolio Manager (2014-present). Mr. Shillington is a Deputy Portfolio Manager of the strategy. Prior to that, he has was a Senior Analyst at VanEck from 2009-2014.	2016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE